Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income tax benefit based on statutory tax rate	$ 595,410	$ 561,971	$ 1,188,607	$ 1,002,057	$ 2,232,731	$ 2,267,658
Non-deductible items	(29,384)	(44)	(29,425)	(126)	(8,731)	22,602
Change in valuation allowance	(545,036)	(15,479)	(545,034)	(17,500)	35,000	(345,337)
Income tax benefit	$ 20,990	$ 546,448	$ 614,148	$ 984,431	$ 2,206,462	$ 2,590,393